Voya Global Multi-Asset Fund	PORTFOLIO OF INVESTMENTS
as of August 31, 2020 (Unaudited)

Shares		Value	Percentage of Net Assets
EXCHANGE-TRADED FUNDS: 11.8%
15,178	iShares 20+ Year Treasury Bond ETF	$ 2,461,720	1.8
68,227	Vanguard Global ex-U.S. Real Estate ETF	3,390,882	2.5
40,126	Vanguard Real Estate ETF	3,280,300	2.5
62,845	Vanguard Russell 1000 Value	6,725,672	5.0

	Total Exchange-Traded Funds
	(Cost $15,254,358)	15,858,574	11.8

MUTUAL FUNDS: 85.6%
	Affiliated Investment Companies: 61.0%
448,660	Voya Floating Rate Fund - Class I	3,930,258	2.9
1,063,185	Voya Global Bond Fund - Class R6	10,451,110	7.8
1,682,823	Voya High Yield Bond Fund - Class R6	13,210,159	9.8
904,463	Voya Intermediate Bond Fund - Class R6	9,713,931	7.2
48,851	(1) Voya MidCap Opportunities Fund - Class R6	1,380,036	1.0
914,531	Voya Multi-Manager Emerging Markets Equity Fund - Class I	11,907,194	8.9
1,607,554	Voya Multi-Manager International Equity Fund - Class I	18,840,527	14.0
988,999	Voya Multi-Manager International Factors Fund - Class I	9,346,044	6.9
158,657	Voya Multi-Manager Mid Cap Value Fund - Class I	1,342,242	1.0
200,843	Voya Strategic Income Opportunities Fund - Class R6	1,972,279	1.5
		82,093,780	61.0

	Unaffiliated Investment Companies: 24.6%
850,173	TIAA-CREF S&P 500 Index Fund - Class I	33,003,708	24.6

	Total Mutual Funds
	(Cost $100,258,698)	115,097,488	85.6

Principal Amount†			Value	Percentage of Net Assets
ASSET-BACKED SECURITIES: 0.0%
		Other Asset-Backed Securities: 0.0%
2,517		Chase Funding Trust Series 2003-5 2A2, 0.775%, (US0001M + 0.600%), 07/25/2033	2,378	0.0
20,003	(2),(3)	Credit-Based Asset Servicing and Securitization LLC 2007-SP1 A4, 5.063%, 12/25/2037	20,536	0.0

	Total Asset-Backed Securities
	(Cost $22,520)		22,914	0.0

	Total Long-Term Investments
	(Cost $115,535,576)		130,978,976	97.4

Shares		Value	Percentage of Net Assets
SHORT-TERM INVESTMENTS: 0.8%
	Mutual Funds: 0.8%
1,113,006	(4) BlackRock Liquidity Funds, FedFund, Institutional Class, 0.010%
	(Cost $1,113,006)	1,113,006	0.8

	Total Short-Term Investments
	(Cost $1,113,006)	1,113,006	0.8

	Total Investments in Securities (Cost $116,648,582)	$ 132,091,982	98.2
	Assets in Excess of Other Liabilities	2,462,250	1.8
	Net Assets	$ 134,554,232	100.0

†	Unless otherwise indicated, principal amount is shown in USD.
(1)	Non-income producing security.
(2)	Variable rate security. Rate shown is the rate in effect as of August 31, 2020.
(3)	Securities with purchases pursuant to Rule 144A or section 4(a)(2), under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers.
(4)	Rate shown is the 7-day yield as of August 31, 2020.

Reference Rate Abbreviations:
US0001M	1-month LIBOR

Voya Global Multi-Asset Fund	PORTFOLIO OF INVESTMENTS
as of August 31, 2020 (Unaudited) (Continued)

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of August 31, 2020 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at August 31, 2020
Asset Table
Investments, at fair value
Exchange-Traded Funds	$15,858,574	$–	$–	$15,858,574
Mutual Funds	115,097,488	–	–	115,097,488
Asset-Backed Securities	–	22,914	–	22,914
Short-Term Investments	1,113,006	–	–	1,113,006
Total Investments, at fair value	$132,069,068	$22,914	$–	$132,091,982
Other Financial Instruments+
Forward Foreign Currency Contracts	–	341,597	–	341,597
Futures	1,906,542	–	–	1,906,542
OTC Swaps	–	465,638	–	465,638
Total Assets	$133,975,610	$830,149	$–	$134,805,759
Liabilities Table
Other Financial Instruments+
Forward Foreign Currency Contracts	$–	$(339,634)	$–	$(339,634)
Futures	(380,844)	–	–	(380,844)
OTC Swaps	–	(178,110)	–	(178,110)
Total Liabilities	$(380,844)	$(517,744)	$–	$(898,588)

+	Other Financial Instruments may include open forward foreign currency contracts, futures, centrally cleared swaps, OTC swaps and written options. Forward foreign currency contracts, futures and centrally cleared swaps are fair valued at the unrealized appreciation (depreciation) on the instrument. OTC swaps and written options are valued at the fair value of the instrument.

Transactions with Affiliates

An investment of at least 5% of the voting securities of an issuer, or a company which is under common control results in that issuer becoming an affiliated person as defined by the 1940 Act.

The following table provides transactions during the period ended August 31, 2020 where the following issuers were considered an affiliate:

Issuer	Beginning Fair Value at 5/31/2020	Purchases at Cost	Sales at Cost	Change in Unrealized Appreciation/ (Depreciation)	Ending Fair Value at 8/31/2020	Investment Income	Realized Gains/(Losses)	Net Capital Gain Distributions
Voya Floating Rate Fund - Class I	$3,587,961	$234,643	$-	$107,654	$3,930,258	$32,632	$-	$-
Voya Global Bond Fund - Class R6	9,630,551	389,481	–	431,078	10,451,110	120,420	-	-
Voya High Yield Bond Fund - Class R6	12,022,552	602,680	–	584,927	13,210,159	179,196	-	-
Voya Intermediate Bond Fund - Class R6	9,117,228	416,311	–	180,392	9,713,931	85,978	-	-
Voya MidCap Opportunities Fund - Class R6	1,276,390	–	(33,957)	137,603	1,380,036	–	38,288	-
Voya Multi-Manager Emerging Markets Equity Fund - Class I	10,943,695	–	(1,131,770)	2,095,269	11,907,194	–	30,932	-
Voya Multi-Manager International Equity Fund - Class I	17,613,476	–	(1,251,858)	2,478,909	18,840,527	–	87,524	-
Voya Multi-Manager International Factors Fund - Class I	8,729,876	–	(475,295)	1,091,463	9,346,044	–	3,192	-
Voya Multi-Manager Mid Cap Value Fund - Class I	1,288,897	–	(57,979)	111,324	1,342,242	–	(8,631)	-
Voya Strategic Income Opportunities Fund - Class R6	1,781,877	133,027	–	57,375	1,972,279	20,510	-	-
	$75,992,503	$1,776,142	$(2,950,859)	$7,275,994	$82,093,780	$438,736	$151,305	$-

The financial statements for the above mutual fund[s] can be found at www.sec.gov.

At August 31, 2020, the following forward foreign currency contracts were outstanding for Voya Global Multi-Asset Fund:

Currency Purchased	Currency Sold	Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
NOK 36,400,000	USD 3,984,164	Bank of America N.A.	09/03/20	$182,677
USD 1,644,417	EUR 1,400,000	BNP Paribas	09/03/20	(26,305)
SEK 64,100,000	USD 7,313,929	Citibank N.A.	09/03/20	96,735
USD 1,706,070	AUD 2,400,000	Citibank N.A.	09/03/20	(64,057)
USD 8,482,987	GBP 6,500,000	Goldman Sachs International	09/03/20	(205,986)
CHF 1,200,000	USD 1,305,816	The Bank of New York Mellon	09/03/20	21,731
NZD 3,000,000	USD 1,980,345	The Bank of New York Mellon	09/03/20	40,454
USD 1,566,716	CAD 2,100,000	The Bank of New York Mellon	09/03/20	(43,286)
				$1,963

Voya Global Multi-Asset Fund	PORTFOLIO OF INVESTMENTS
as of August 31, 2020 (Unaudited) (Continued)

At August 31, 2020, the following futures contracts were outstanding for Voya Global Multi-Asset Fund:

Description	Number of Contracts	Expiration Date	Notional Value	Unrealized Appreciation/ (Depreciation)
Long Contracts:
E-mini Russell 2000® Index	70	09/18/20	$5,464,550	$496,992
Mini MSCI Emerging Markets Index	79	09/18/20	4,346,580	398,454
S&P 500® E-Mini	70	09/18/20	12,246,150	1,005,905
			$22,057,280	$1,901,351
Short Contracts:
DJ EURO STOXX 50 SEP10	(164)	09/18/20	(6,389,890)	(36,615)
Mini MSCI EAFE Index	(29)	09/18/20	(2,755,145)	(144,432)
Tokyo Price Index (TOPIX)	(30)	09/10/20	(4,577,256)	(197,460)
U.S. Treasury 10-Year Note	(37)	12/21/20	(5,152,250)	5,191
U.S. Treasury 5-Year Note	(21)	12/31/20	(2,646,656)	(2,337)
			$(21,521,197)	$(375,653)

At August 31, 2020, the following OTC total return swaps were outstanding for Voya Global Multi-Asset Fund:

Pay/Receive Total Return(1)	Reference Entity	Reference Entity Payment Frequency	Fixed/Floating Rate	Floating Rate Payment Frequency	Counterparty	Termination Date	Notional Amount		Fair Value	Upfront Payments Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
Pay	iShares S&P 500 Value ETF	Monthly	0.20%	Monthly	Goldman Sachs International	09/01/20	USD	5,498,704	$(178,110)	$–	$(178,110)
Receive	iShares S&P 500 Growth ETF	Monthly	0.17%	Monthly	Wells Fargo	09/01/20	USD	5,500,085	465,638	–	465,638
									$287,528	$–	$287,528

(1)	The Fund will pay or receive the total return of the reference entity depending on whether the return is positive or negative. Where the Fund has elected to receive the total return of the reference entity if positive, it will be responsible for paying the floating rate and the total return of the reference entity, if negative. If the Fund has elected to pay the total return of the reference entity if positive, it will receive the floating rate and the total return of the reference entity, if negative.

Currency Abbreviations
AUD	-	Australian Dollar
CAD	-	Canadian Dollar
CHF	-	Swiss Franc
EUR	-	EU Euro
GBP	-	British Pound
NOK	-	Norwegian Krone
NZD	-	New Zealand Dollar
SEK	-	Swedish Krona
USD	-	United States Dollar

At August 31, 2020, the aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments on a tax basis were:

Cost for federal income tax purposes was $120,172,883.

Net unrealized appreciation consisted of:

Gross Unrealized Appreciation	$17,114,810
Gross Unrealized Depreciation	(3,415,515)
Net Unrealized Appreciation	$13,699,295